Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	$ 7,296,774	$ 6,665,450
Accumulated depreciation	(3,024,319)	(2,590,675)
Impairment	(10,830)	(5,010)
Total property, plant and equipment, net	4,261,625	4,069,765
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	1,297,769	1,145,625
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	2,356,882	2,149,905
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	1,286,429	1,204,968
Furniture and Fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	821,603	751,496
Assets Under Construction [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	52,703	48,456
Installations [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	221,036	183,485
Improvements to Third-Party Properties [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	799,085	768,322
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	31,973	23,148
Computers [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	429,005	389,756
Other Property, Plant and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	$ 289	$ 289